Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total Assets	$ 3,674.2	$ 3,621.5
Total liabilities	953.1	885.9
Corporate and other
Disclosure of operating segments [line items]
Total Assets	200.8	283.4
Total liabilities	41.3	61.1
Operating segments | Young-Davidson
Disclosure of operating segments [line items]
Total Assets	1,644.9	1,684.5
Total liabilities	353.2	319.3
Operating segments | Mulatos1
Disclosure of operating segments [line items]
Total Assets	606.0	539.2
Total liabilities	143.1	155.0
Operating segments | Island Gold
Disclosure of operating segments [line items]
Total Assets	1,222.5	1,114.4
Total liabilities	$ 415.5	$ 350.5